Segment and corporate information	12 Months Ended
Dec. 31, 2022
Segment and corporate information
Segment and corporate information

26.Segment and corporate information

The Company’s operating and reportable segments are the North America Segment, the EMEA Segment, the Asia-Pacific Segment and the Latin America Segment. The operating segments are determined based upon how the Company manages its businesses with geographical responsibilities. All segments are primarily engaged in providing health care services and the distribution of products and equipment for the treatment of ESKD and other extracorporeal therapies.

Management evaluates each segment using measures that reflect all of the segment’s controllable revenues and expenses. With respect to the performance of business operations, management believes that the most appropriate measures are revenue and operating income. The Company does not include income taxes as it believes taxes are outside the segments’ control. Financing is a corporate function, which the Company’s segments do not control. Therefore, the Company does not include interest expense relating to financing as a segment measurement. Similarly, the Company does not allocate certain costs, which relate primarily to certain headquarters’ overhead charges, including accounting and finance as well as certain legal and IT costs, because the Company believes that these costs are also not within the control of the individual segments. Production of products, production asset management, quality and supply chain management as well as procurement related to production are centrally managed. Products transferred to the segments are transferred at cost; therefore, no internal profit is generated. The associated internal revenue for the product transfers and their elimination are recorded as corporate activities. Capital expenditures for production are based on the expected demand of the segments and consolidated profitability considerations. The Company’s global research and development team as well as its Global Medical Office, which seek to optimize medical treatments and clinical processes within the Company, are also centrally managed. These corporate activities (Corporate) do not fulfill the definition of a segment according to IFRS 8, Operating Segments. In addition, certain revenues, investments and intangible assets, as well as any related expenses, are not allocated to a segment but are accounted for as Corporate.

Information pertaining to the Company’s segment and Corporate activities for the years ended December 31, 2022, 2021 and 2020 is set forth below:

Segment and corporate information
in € THOUS
	North		Asia-	Latin
	America	EMEA	Pacific	America	Total
	Segment	Segment	Segment	Segment	Segment	Corporate (1)	Total
2022
Revenue from health care services	11,948,330	1,456,175	980,792	552,679	14,937,976	28,604	14,966,580
Revenue from health care products	1,131,263	1,368,612	1,115,914	240,664	3,856,453	19,868	3,876,321
Revenue from contracts with customers	13,079,593	2,824,787	2,096,706	793,343	18,794,429	48,472	18,842,901
Other revenue external customers	470,335	26,422	54,843	3,516	555,116	—	555,116
Revenue external customers	13,549,928	2,851,209	2,151,549	796,859	19,349,545	48,472	19,398,017
Inter-segment revenue	19,233	—	117	1,128	20,478	(20,478)	—
Revenue	13,569,161	2,851,209	2,151,666	797,987	19,370,023	27,994	19,398,017
Operating income	1,475,558	256,108	339,672	23,754	2,095,092	(583,337)	1,511,755
Interest							(292,476)
Income before income taxes							1,219,279
Depreciation and amortization	(1,086,609)	(194,554)	(108,360)	(43,709)	(1,433,232)	(285,570)	(1,718,802)
Impairment loss	(84,874)	(3,658)	(240)	(3)	(88,775)	(30,786)	(119,561)
Income (loss) from equity method investees	73,699	(9,377)	969	1,268	66,559	—	66,559
Total assets	23,716,516	3,876,332	2,989,350	853,985	31,436,183	4,317,931	35,754,114
thereof investments in equity method investees	437,986	203,759	104,830	27,149	773,724	—	773,724
Additions of property, plant and equipment, intangible assets and right of use assets	696,504	165,196	85,719	44,691	992,110	326,311	1,318,421

2021
Revenue from health care services	10,622,787	1,379,151	941,627	499,215	13,442,780	36,658	13,479,438
Revenue from health care products	1,051,878	1,336,921	1,017,262	201,054	3,607,115	16,836	3,623,951
Revenue from contracts with customers	11,674,665	2,716,072	1,958,889	700,269	17,049,895	53,494	17,103,389
Other revenue external customers	413,046	48,694	50,901	2,655	515,296	—	515,296
Revenue external customers	12,087,711	2,764,766	2,009,790	702,924	17,565,191	53,494	17,618,685
Inter- segment revenue	31,869	—	620	202	32,691	(32,691)	—
Revenue	12,119,580	2,764,766	2,010,410	703,126	17,597,882	20,803	17,618,685
Operating income	1,643,918	309,327	349,599	11,959	2,314,803	(462,513)	1,852,290
Interest							(280,429)
Income before income taxes							1,571,861
Depreciation and amortization	(983,568)	(195,032)	(105,934)	(38,890)	(1,323,424)	(261,943)	(1,585,367)
Impairment loss	(19,814)	(12,146)	(3,684)	(493)	(36,137)	(2,172)	(38,309)
Income (loss) from equity method investees	90,123	(1,074)	2,163	963	92,175	—	92,175
Total assets	22,667,874	3,943,175	3,042,941	787,207	30,441,197	3,925,361	34,366,558
thereof investments in equity method investees	459,231	197,717	104,077	25,880	786,905	—	786,905
Additions of property, plant and equipment, intangible assets and right of use assets	872,647	206,248	130,632	50,374	1,259,901	296,963	1,556,864

2020
Revenue from health care services	11,060,231	1,364,976	876,036	484,930	13,786,173	24,416	13,810,589
Revenue from health care products	1,094,828	1,363,820	969,674	196,445	3,624,767	15,228	3,639,995
Revenue from contracts with customers	12,155,059	2,728,796	1,845,710	681,375	17,410,940	39,644	17,450,584
Other revenue external customers	323,361	33,792	48,468	2,858	408,479	—	408,479
Revenue external customers	12,478,420	2,762,588	1,894,178	684,233	17,819,419	39,644	17,859,063
Inter- segment revenue	28,753	5,933	239	304	35,229	(35,229)	—
Revenue	12,507,173	2,768,521	1,894,417	684,537	17,854,648	4,415	17,859,063
Operating income	2,119,737	411,674	343,632	(156,555)	2,718,488	(414,079)	2,304,409
Interest							(368,019)
Income before income taxes							1,936,390
Depreciation and amortization	(997,509)	(191,204)	(110,400)	(35,731)	(1,334,844)	(252,025)	(1,586,869)
Impairment loss	(1,231)	(2,266)	(1,065)	(194,468)	(199,030)	—	(199,030)
Income (loss) from equity method investees	87,493	4,237	2,950	18	94,698	(180)	94,518
Total assets	21,358,156	3,879,386	2,830,867	724,124	28,792,533	2,896,503	31,689,036
thereof investment in equity method investees	413,401	215,650	105,661	26,401	761,113	—	761,113
Additions of property, plant and equipment, intangible assets and right of use assets	1,162,847	249,401	143,939	50,682	1,606,869	395,654	2,002,523
(1)	Includes inter - segment consolidation adjustments.

For the geographic presentation, revenues are attributed to specific countries based on the end user’s location for products and the country in which the service is provided. Information with respect to the Company’s geographic operations is set forth in the table below:

Geographic presentation
in € THOUS
		North	Rest of
	Germany	America	the world	Total
2022
Revenue external customers	487,281	13,568,655	5,342,081	19,398,017
Long-lived assets	1,517,741	20,889,568	4,132,487	26,539,796

2021
Revenue external customers	511,390	12,087,711	5,019,584	17,618,685
Long-lived assets	1,478,579	19,618,557	4,191,436	25,288,572

2020
Revenue external customers	493,436	12,478,420	4,887,207	17,859,063
Long-lived assets	1,202,528	17,878,746	4,325,335	23,406,609